Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth compensation information for our Chief Executive Officer, referred to below as our PEO, and our other named executive officers, or NEOs, for purposes of comparing their compensation to the value of stockholders’ investments and net income for 2022 and 2021.
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (TSR)	Net Income
2022	$1,073,703	$1,015,737	$670,354	$653,490	$63.76	$(9,519,669)
2021	$250,000	$250,000	$760,600	$760,600	$42.95	$(2,535,558)

(1)
2022 excludes $305,206 grant date value of restricted stock units and adds $247,241 year end value of restricted stock units

(2)
The Non-PEO NEOs are Robert L Waldron and Larry Alexander.

(3)
2022 excludes $177,587 grand date value of restricted stock units and adds $177,587 year end value of restricted stock units for Mr. Waldron.

Average PEO compensation increased from 2021 to 2022 versus negative TSR and declining net income during the same period, partially because the PEO only received compensation from the Company for a portion of 2021. Average Non-PEO NEO compensation decreased from 2021 to 2022 versus negative TSR and declining net income during the same period, partially because a third party reimbursed a greater portion of the President and Chief Financial Officer’s compensation. PEO compensation increased from 2021 to 2022 compared to a decrease in Non-PEO NEO compensation because the PEO only received compensation from the Company for a portion of 2021 and because a third party reimbursed a greater portion of the President and Chief Financial Officer’s compensation.

Named Executive Officers, Footnote [Text Block]	(2) The Non-PEO NEOs are Robert L Waldron and Larry Alexander.
PEO Total Compensation Amount	$ 1,073,703	$ 250,000
PEO Actually Paid Compensation Amount	$ 1,015,737	250,000
Adjustment To PEO Compensation, Footnote [Text Block]	(1) 2022 excludes $305,206 grant date value of restricted stock units and adds $247,241 year end value of restricted stock units
Non-PEO NEO Average Total Compensation Amount	$ 670,354	760,600
Non-PEO NEO Average Compensation Actually Paid Amount	$ 653,490	760,600
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(3) 2022 excludes $177,587 grand date value of restricted stock units and adds $177,587 year end value of restricted stock units for Mr. Waldron.
Total Shareholder Return Amount	$ 63.76	42.95
Net Income (Loss)	$ (9,519,669)	$ (2,535,558)
PEO Name	David J. Schulte
PEO [Member] | Grant Date Value of Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 305,206
PEO [Member] | Year End Value of Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	247,241
Non-PEO NEO [Member] | Grant Date Value of Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	177,587
Non-PEO NEO [Member] | Year End Value of Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 177,587